INVESTMENTS (Table)	12 Months Ended
Jan. 31, 2019
Investments Table Abstract
Schedule of investement in marketable securities

At January 31, 2019, the Company held shares as follows:

	Number of Shares	Cost	Accumulated Unrealized Gain (Loss)	Fair Value

Available-for-sale shares:
Levon Resources Ltd.	37,000	$1,957	$3,778	$5,735
VBI Vaccines Inc.	2,000	4,232	150	4,382
Great Thunder Gold Corp.	10,819	866	(703)	163

		$7,055	3,225	$10,280

At January 31, 2018, the Company held shares as follows:

	Number of Shares	Cost	Accumulated Unrealized Gain (Loss)	Fair Value

Available-for-sale shares:
Levon Resources Ltd.	40,000	$2,116	$17,684	$19,800
VBI Vaccines Inc.	8,000	16,927	22,033	38,960
Great Thunder Gold Corp.	10,819	866	431	1,297

		$19,909	$40,148	$60,057